UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2009 – September 30, 2009

Item 1.  Schedule of Investments.

ADAMS HARKNESS SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

Shares	Security Description	Value

Common Stock - 98.3%
Communications Equipment - 2.4%
13,785	Aruba Newtorks, Inc. (a)	$121,859
4,200	Blue Coat Systems, Inc. (a)	94,878
4,290	Riverbed Technology, Inc. (a)	94,208
		310,945
Computers and Peripherals- 2.9%
9,534	Compellent Technologies, Inc. (a)	172,089
4,835	Netezza Corp. (a)	54,345
8,575	Rackspace Hosting, Inc. (a)	146,290
		372,724
Consumer Discretionary - 7.4%
2,085	Bally Technologies, Inc. (a)	80,001
4,180	Buffalo Wild Wings, Inc. (a)	173,930
745	Deckers Outdoor Corp. (a)	63,213
1,860	Gymboree Corp. (a)	89,987
4,335	Life Time Fitness, Inc. (a)	121,597
13,875	Lululemon Athletica, Inc. (a)	315,656
7,445	Shuffle Master, Inc. (a)	70,132
2,160	Shutterfly, Inc. (a)	35,921
		950,437

Consumer Retail - 13.1%
11,250	AnnTaylor Stores Corp. (a)	178,762
16,305	Chico's FAS, Inc. (a)	211,965
6,825	Coldwater Creek, Inc. (a)	55,965
4,990	J. Crew Group, Inc. (a)	178,742
8,740	Kirkland's Inc. (a)	124,545
5,745	Lumber Liquidators, Inc. (a)	124,609
4,500	Men's Wearhouse, Inc.	111,150
5,850	Stein Mart, Inc. (a)	74,353
7,190	Talbots, Inc.	66,364
5,290	True Religion Apparel, Inc. (a)	137,170
8,475	Ulta Salon Cosmetics & Fragrance, Inc. (a)	139,922
3,460	Williams-Sonoma, Inc.	69,996
12,270	Zumiez, Inc. (a)	201,351
		1,674,894
Energy - 7.2%
18,155	Brigham Exploration Co. (a)	164,847
10,715	Bronco Drilling Co., Inc. (a)	70,183
4,670	Carrizo Oil & Gas, Inc. (a)	114,368
8,130	Complete Production Services, Inc. (a)	91,869
5,140	Patriot Coal Corp. (a)	60,446
8,685	Quicksilver Resources, Inc. (a)	123,240
20,142	Rosetta Resources, Inc.(a)	295,886
		920,839
Financials- 2.2%
2,045	Dollar Financial Corp. (a)	32,761
2,965	SVB Financial Group (a)	128,295
4,300	Wintrust Financial Corp.	120,228
		281,284
Health-Care - 6.1%
4,946	Alphatec Holdings, Inc. (a)	22,752
9,900	DexCom, Inc. (a)	78,507
7,785	Human Genome Sciences, Inc. (a)	146,514
5,795	MedAssets, Inc. (a)	130,793
9,820	Orexigen Therapeutics, Inc. (a)	96,727
3,410	Par Pharmaceutical Cos., Inc. (a)	73,349
7,750	Thoratec Corp. (a)	234,593
		783,235

Health-Care Services - 11.4%

3,425	Air Methods Corp. (a)	111,552
3,380	Conceptus, Inc. (a)	62,665
1,960	Emergency Medical Services Corp. (a)	91,140
9,015	ev3, Inc. (a)	110,975
19,210	Health Management Associates, Inc., Class A (a)	143,883
4,675	IPC The Hospitalist Co., Inc. (a)	147,029
7,360	Natus Medical, Inc. (a)	113,565
8,330	Nektar Therapeutics (a)	81,134
2,980	Psychiatric Solutions, Inc. (a)	79,745
8,365	Salix Pharmaceuticals, Ltd. (a)	177,840
6,085	SXC Health Solutions Corp. (a)	284,717
1,000	United Therapeutics Corp. (a)	48,990
		1,453,235

Health-Care Technology - 1.9%
11,135	Affymetrix, Inc. (a)	97,765
2,895	Allscripts-Misys Healthcare Solutions, Inc.	58,682
5,350	Medidata Solutions, Inc. (a)	81,052
		237,499

Industrials - 10.9%
5,930	Aegean Marine Petroleum Network, Inc.	133,425
5,820	ArcSight, Inc. (a)	140,087
1,775	Atlas Air Worldwide Holdings, Inc. (a)	56,747
9,785	BE Aerospace, Inc. (a)	197,070
3,055	Fuel Systems Solutions, Inc. (a)	109,949
7,365	Globe Specialty Metals, Inc. (a)	66,432
8,710	GrafTech International, Ltd. (a)	128,037
20,315	Horsehead Holding Corp. (a)	238,092
1,440	Itron, Inc. (a)	92,362
2,440	Portfolio Recovery Associates, Inc. (a)	110,605
5,540	Taleo Corp, Class A (a)	125,426
		1,398,232

Semiconductors and Semiconductor Equipment - 22.3%
17,210	Applied Micro Circuits Corp. (a)	171,928
4,445	Atheros Communications, Inc. (a)	117,926
7,705	Cavium Networks, Inc. (a)	165,426
13,545	Cirrus Logic, Inc. (a)	75,310
8,375	Cypress Semiconductor Corp. (a)	86,514
6,460	Formfactor, Inc. (a)	154,523
9,615	Mellanox Technologies, Ltd. (a)	157,590
3,675	Monolithic Power Systems, Inc. (a)	86,179
5,940	Netlogic Microsystems, Inc. (a)	267,300
16,600	PMC-Sierra, Inc. (a)	158,696
54,800	RF Micro Devices, Inc. (a)	297,564
6,440	Rubicon Technology, Inc. (a)	95,570
6,175	Silicon Laboratories, Inc. (a)	286,273
14,455	Skyworks Solutions, Inc. (a)	191,384
6,185	Teradyne, Inc. (a)	57,211
25,010	TriQuint Semiconductor, Inc. (a)	193,077
8,065	Veeco Instruments, Inc. (a)	188,076
5,840	Volterra Semiconductor Corp. (a)	107,281
		2,857,828
Software - 5.9%
14,020	Ariba, Inc. (a)	162,632
4,150	CommVault Systems, Inc. (a)	86,113
3,980	Concur Technologies, Inc. (a)	158,245
4,020	Rovi Corp. (a)	135,072
9,490	SolarWinds, Inc. (a)	209,065
		751,127

Technology - 3.0%
8,845	Aspen Technology, Inc. (a)	90,440
3,560	comScore, Inc. (a)	64,116
20,535	Sapient Corp. (a)	165,101
4,990	Valueclick, Inc. (a)	65,818
		385,475

Telecommunications Services - 0.7%
3,765	Starent Networks, Corp. (a)	95,706

Utilities - 0.9%
3,360	EnerNOC, Inc. (a)	111,418

Total Common Stock (Cost $10,240,413)		12,584,878

Money Market Fund - 2.1%
269,112	Citi Institutional Liquid Reserves, 0.29% (b) (Cost $269,112)	269,112

Total Investments - 100.4% (Cost $10,509,525)*		$12,853,990
Other Assets and Liabilities, Net - (0.4)%		(47,297)
Total Net Assets - 100.0%		$12,806,693

(a) Non-income producing security.
(b) Represents 7-day effective yield as of September 30, 2009.

* Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) on investments consists of:
Gross Unrealized Appreciation	$2,431,310
Gross Unrealized Depreciation	(86,845)
Net Unrealized Appreciation (Depreciation)	$2,344,465

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stock
Communications Equipment	$310,945	$-	$-	$310,945
Computers and Peripherals	372,724	-	-	372,724
Consumer Discretionary	950,437	-	-	950,437
Consumer Retail	1,674,894	-	-	1,674,894
Energy	920,839	-	-	920,839
Financials	281,284	-	-	281,284
Health-Care	783,235	-	-	783,235
Health-Care Services	1,453,235	-	-	1,453,235
Health-Care Technology	237,499	-	-	237,499
Industrials	1,398,232	-	-	1,398,232
Semiconductors and Semiconductor Equipment	2,857,828	-	-	2,857,828
Software	751,127	-	-	751,127
Technology	385,475	-	-	385,475
Telecommunication Services	95,706	-	-	95,706
Utilities	111,418	-	-	111,418
Money Market Fund	-	269,112	-	269,112
Total Investments at Value:	$12,584,878	$269,112	$-	$12,853,990

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

THE BEEHIVE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (Unaudited)

Shares	Security Description	Value

Common Stock - 95.9%
Consumer Discretionary - 13.4%
108,740	Comcast Corp., Class A	$1,836,619
25,250	Hasbro, Inc.	700,687
41,590	The Walt Disney Co.	1,142,061
45,485	Time Warner, Inc.	1,309,058
		4,988,425

Consumer Staples - 14.6%
45,620	CVS/Caremark Corp.	1,630,459
36,100	Nestle SA, ADR	1,541,109
53,340	Unilever PLC, ADR	1,529,791
39,100	Western Union Co.	739,772
		5,441,131

Energy - 7.9%
22,870	Devon Energy Corp.	1,539,837
33,830	XTO Energy, Inc.	1,397,856
		2,937,693
Financials - 9.5%
37,280	ACE, Ltd.	1,992,989
50,640	Axis Capital Holdings, Ltd.	1,528,315
		3,521,304
Health Care Equipment and Services - 19.5%
24,880	Baxter International, Inc.	1,418,409
99,440	Hologic, Inc. (a)	1,624,850
8,560	Laboratory Corp. of America Holdings (a)	562,392
19,410	Quest Diagnostics, Inc.	1,013,008
35,560	St. Jude Medical, Inc. (a)	1,387,196
49,370	UnitedHealth Group, Inc.	1,236,225
		7,242,080

Industrials - 7.8%
42,860	Cooper Industries, PLC, Class A	1,610,250
35,155	Honeywell International, Inc.	1,306,008
		2,916,258

Pharmaceuticals, Biotechnology & Life Sciences - 13.1%
27,790	Johnson & Johnson	1,692,133
33,950	Life Technologies Corp. (a)	1,580,372
37,110	Thermo Fisher Scientific, Inc. (a)	1,620,594
		4,893,099

Technology - 6.1%
1,441	Google, Inc., Class A (a)	714,520
60,230	Microsoft Corp.	1,559,355
		2,273,875

Utilities - 4.0%
27,130	FPL Group, Inc.	1,498,390

Total Common Stock (Cost $31,310,860)		35,712,255

Short-Term Investments - 6.1%
Money Market Fund - 6.1%
2,283,552	BlackRock Liquidity Funds TempFund Portfolio, 0.00% (b) (Cost $2,283,552)	2,283,552

Total Investments - 102.0% (Cost $33,594,412)*		$37,995,807
Other Assets & Liabilities, Net - (2.0)%		(741,354)
NET ASSETS - 100.0%		$37,254,453

ADR American Depositary Receipt
PLC Public Limited Company

(a) Non-income producing security.
(b) Represents 7-day effective yield as of September 30, 2009.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
Gross Unrealized Appreciation	$4,439,504
Gross Unrealized Depreciation	(38,109)
Net Unrealized Appreciation (Depreciation)	$4,401,395

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,988,425	$-	$-	$4,988,425
Consumer Staples	5,441,131	-	-	5,441,131
Energy	2,937,693	-	-	2,937,693
Financials	3,521,304	-	-	3,521,304
Health Care Equipment and Services	7,242,080	-	-	7,242,080
Industrials	2,916,258	-	-	2,916,258
Pharmaceuticals, Biotechnology & Life Sciences	4,893,099	-	-	4,893,099
Technology	2,273,875	-	-	2,273,875
Utilities	1,498,390	-	-	1,498,390
Money Market Fund		2,283,552	-	2,283,552
TOTAL	$35,712,255	$2,283,552	$-	37,995,807

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS
AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT
OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (Unaudited)

Shares	Security Description	Value
Long Positions – 98.1%
Common Stock – 98.1%
Australia - 1.8%
54,852	BHP Billiton, Ltd., ADR	$3,620,781

Austria - 1.3%
51,132	Andritz AG	2,550,001

Belgium - 2.1%
20,044	KBC Groep NV (a)	1,006,799
30,716	Solvay SA	3,189,077
		4,195,876

Canada - 1.7%
190,137	Methanex Corp.	3,312,058

Finland - 7.9%
132,863	Cargotec Corp., Class B	3,126,353
118,020	Konecranes Oyj	3,364,283
104,318	Kone Oyj, Class B	3,834,659
268,493	YIT Oyj	5,111,615
		15,436,910

France - 4.7%
34,965	Christian Dior SA	3,453,705
30,754	Imerys SA	1,764,825
63,900	Technip SA	4,081,624
		9,300,154

Germany - 7.7%
52,100	BASF SE	2,770,579
36,300	Demag Cranes AG	1,292,399
51,400	Hannover Rueckversicherung AG (a)	2,356,522
18,900	Muenchener Rueckversicherungs AG	3,022,942
154,900	Symrise AG	2,958,079
161,700	Tognum AG	2,768,495
		15,169,016

India - 1.9%
16,500	Infosys Technologies, Ltd., ADR	800,085
31,900	State Bank of India, Ltd., GDR	2,911,086
		3,711,171

Ireland - 6.7%
7,885	Anglo Irish Bank Corp., Ltd. (b)	0
91,973	Bank of Ireland (a)	460,293
127,736	CRH PLC	3,547,786
2,005,148	Greencore Group PLC	4,606,743
563,293	Smurfit Kappa Group PLC	4,451,189
		13,066,011

Italy - 2.6%
290,450	Trevi-Finanziaria Industriale SpA	5,053,603

Japan - 7.9%
142,500	Asahi Breweries, Ltd.	2,606,640
121,200	Culture Convenience Club Co., Ltd.	788,512
347,320	Iino Kaiun Kaisha, Ltd.	1,679,239
74,900	Kansai Electric Power Co., Inc.	1,810,650
356	KDDI Corp.	2,006,751
52,416	Meiji Holdings Co., Ltd.	2,236,432
418,000	Nippon Yusen KK	1,615,841
643,000	Showa Denko KK	1,310,856
52,800	Tokyo Electric Power Co., Inc.	1,385,217
		15,440,138

Norway - 1.1%
160,227	Camillo Eitzen & Co. ASA (a)	190,294
171,406	DnB NOR ASA (a)	1,985,260
		2,175,554

South Africa - 1.9%
1,938,619	Metorex, Ltd. (a)	851,630
78,770	Sasol, Ltd.	2,961,215
		3,812,845

South Korea - 2.6%
4,527	Samsung Electronics Co., Ltd.	3,131,343
12,468	SK Telecom Co., Ltd.	1,931,178
		5,062,521

Sweden - 4.9%
43,871	Autoliv, Inc.	1,474,066
391,200	Duni AB	2,637,423
159,802	Investor AB, Class B	2,916,911
99,400	Svenska Handelsbanken AB	2,537,988
		9,566,388

Switzerland - 1.3%
49,600	Novartis AG	2,481,675

Thailand - 1.8%
2,585,650	Thai Oil PCL	3,501,965

United Kingdom - 8.8%
1,275,555	Barratt Developments PLC (a)	5,002,552
262,648	Bellway PLC	3,486,034
613,792	Lloyds Banking Group PLC	1,017,227
531,146	Persimmon PLC	3,874,159
5,874,040	Taylor Wimpey PLC (a)	3,954,059
		17,334,031

United States - 29.4%
69,100	Allete, Inc.	2,319,687
401,407	Ameris Bancorp	2,870,060
93,606	AMETEK, Inc.	3,267,785
249,204	Astoria Financial Corp.	2,751,212
169,774	Colony Bankcorp, Inc.	1,145,974
36,344	FPL Group, Inc.	2,007,279
39,317	General Dynamics Corp.	2,539,878
110,200	Health Net, Inc. (a)(c)	1,697,080
64,400	HJ Heinz Co.	2,559,900
131,263	International Bancshares Corp.	2,140,900
50,800	JM Smucker Co.	2,692,908
363,060	Mac-Gray Corp. (a)	3,913,787
77,082	Marathon Oil Corp.	2,458,916
34,049	Praxair, Inc.	2,781,463
34,400	Quest Diagnostics, Inc.	1,795,336
335,997	Southwest Bancorp, Inc.	4,717,398
116,401	Stewart Information Services Corp.	1,439,880
68,100	The Chubb Corp.	3,432,921
32,282	Toro Co.	1,283,855
74,184	UnitedHealth Group, Inc.	1,857,567
65,110	Univest Corp. of Pennsylvania	1,410,934
57,551	Verizon Communications, Inc.	1,742,069
111,738	Webster Financial Corp.	1,393,373
56,300	WellPoint, Inc. (a)	2,666,368
29,174	WESCO International, Inc. (a)	840,211
		57,726,741

Total Common Stock (Cost $247,846,439)		192,517,439

Principal
Amount
Short-Term Investments – 0.0%
Certificates of Deposit - 0.0%
$30,593	Middlesex Savings Bank, 1.75%, 11/20/09	30,593
30,532	Stoneham Savings Bank, 3.20%, 11/24/09	30,532
Total Certificates of Deposit (Cost $61,125)		61,125

Total Short-Term Investments (Cost $61,125)		61,125

Total Long Positions – 98.1% (Cost $247,907,564)		$192,578,564
Total Options Written – (0.0)% (Premiums Received ($14,122))		(1,125)
Other Assets and Liabilities, Net – 1.9%		3,659,472
Net Assets – 100.0%		$196,236,911

No. of Contracts	Security Description	Strike Price	Expiration Date	Value
Options Written - (0.0%)
Call Options Written - (0.0%)
(150)	Health Net, Inc. (Premiums received ($14,122))	$17.50	10/09	$(1,125)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company

(a)	Non–income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees.
At the period end, the value of this security amounted to $0 or 0.00% of net assets.
(c)	Security subject to call option written by Fund.
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$17,490,733
Gross Unrealized Depreciation	(72,806,736)
Net Unrealized Appreciation (Depreciation)	$(55,316,003)

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments At Value:
Common Stocks
Australia	$3,620,781	$-	$-	$3,620,781
Austria	2,550,001	-	-	2,550,001
Belgium	4,195,876	-	-	4,195,876
Canada	3,312,058	-	-	3,312,058
Finland	15,436,910	-	-	15,436,910
France	9,300,154	-	-	9,300,154
Germany	15,169,016	-	-	15,169,016
India	3,711,171	-	-	3,711,171
Ireland	13,066,011	-	-	13,066,011
Italy	5,053,603	-	-	5,053,603
Japan	15,440,138	-	-	15,440,138
Norway	2,175,554	-	-	2,175,554
South Africa	3,812,845	-	-	3,812,845
South Korea	5,062,521	-	-	5,062,521
Sweden	9,566,388	-	-	9,566,388
Switzerland	2,481,675	-	-	2,481,675
Thailand	3,501,965	-	-	3,501,965
United Kingdom	17,334,031	-	-	17,334,031
United States	57,726,741	-	-	57,726,741
Certificates of Deposit	-	61,125	-	61,125
Total Investments at Value:	$192,517,439	$61,125	$-	$192,578,564
Total Assets:	$192,517,439	$61,125	$-	$192,578,564

Liabilities
Other Financial Instruments**:
Options Written	$(1,125)	$-	$-	$(1,125)
Total Liabilities:	$(1,125)	$-	$-	$(1,125)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are reported at their market value at period end date.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:            November 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:           November 6, 2009

By:           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:         November 6, 2009